SUNAMERICA SERIES TRUST

Incorporated herein by reference is the prospectus of the SA Legg Mason Tactical Opportunities Portfolio filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 4, 2017 (SEC Accession No. 0001193125-17-303463).